REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 29,700	$ 29,500	$ 27,900
Credit card expense	15,700	15,100	13,600
Foreign exchange income	54,051	54,965	44,793
Spot foreign exchange income	$ 9,800	$ 7,300	$ 6,500